 Angel Oak Strategic Credit Fund
One Buckhead Plaza | 3060 Peachtree Road NW, Suite 500 | Atlanta, Georgia 30305

September 11, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-4720

Re:	Angel Oak Strategic Credit Fund (the “Fund”)
File Nos. 333-220480 and 811-23289

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Fund certifies that the forms of Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N‑2, which was electronically filed with the Securities and Exchange Commission on September 6, 2018, and became effective on September 6, 2018.

Please direct any inquiries regarding this filing to me at (404) 953-4900.  Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Lu Chang
Lu Chang
Secretary